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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC

Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902



Form 13F File Number: 28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Shackelton
Title:   Manager
Phone:   (203) 883-0100


Signature, Place, and Date of Signing:

/s/ Chris Shackelton    Stamford, CT     February 14, 2013
---------------------   --------------   ------------------
    [Signature]         [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry
Total:                                  10

Form 13F Information Table Value
Total:                                  $163,123
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------          -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                       VOTING AUTHORITY
                  TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER     CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------    -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCURIDE CORP
  NEW............ COM NEW  00439T206  14,286  4,450,362 SH          SOLE             4,450,362
CAREER EDUCATION
  CORP...........   COM    141665109   9,423  2,682,511 SH          SOLE             2,682,511
CASH STORE FINL
  SVCS INC.......   COM    14756F103  10,244  2,776,078 SH          SOLE             2,776,078
CASUAL MALE
  RETAIL GRP INC. COM NEW  148711302  11,986  2,853,786 SH          SOLE             2,853,786
LCA-VISION INC... COM PAR
                   $.001   501803308   3,853  1,351,929 SH          SOLE             1,351,929
LHC GROUP INC....   COM    50187A107  50,990  2,393,917 SH          SOLE             2,393,917
MAC-GRAY CORP....   COM    554153106   8,240    656,561 SH          SOLE               656,561
PROVIDENCE SVC
  CORP...........   COM    743815102  39,457  2,322,350 SH          SOLE             2,322,350
REALD INC........   COM    75604L105  12,814  1,143,123 SH          SOLE             1,143,123
ROCKY BRANDS
  INC............   COM    774515100   1,830    140,371 SH          SOLE               140,371

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